Strategic Latin America Fund
FUND SUMMARY
Investment Objective
The investment objective of the Strategic Latin America Fund (the “Fund”) is to seek income and long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Strategic Latin America Fund Class A Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.00%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	none
Redemptions Fee (if redeemed within 60 days of purchase as a percentage of amount redeemed)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Strategic Latin America Fund Class A Shares
Management Fee		1.10%
Distribution (12b-1) and Service Fees		0.25%
Other Expenses		0.74%
Total Annual Fund Operating Expenses	[1]	2.09%
Fee Waivers and/or Expense Reimbursements	[2]	(0.29%)
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	[2]	1.80%
[1]	Total Annual Fund Operating Expenses have been restated to reflect current contractual arrangements with the Fund's new service providers which became effective October 31, 2014.
[2]	Strategic Asset Management, Ltd. (the "Adviser") has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) do not exceed 1.55% of the average daily net assets of the Fund. This agreement is in effect until July 31, 2016, and it may be terminated before that date only by the Trust's Board of Trustees. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement. The Adviser may recoup these amounts if such reimbursement does not cause the Fund to exceed the expense limitation that was in place at the time the fee being recouped was waived.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Strategic Latin America Fund Class A Shares	674	1,096	1,542	2,778

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal period, the Fund’s portfolio turnover rate was 176% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets in Latin American securities (i.e., equity and debt securities of Latin American companies, sovereign debt of Latin American countries, and investment companies that primarily invest in the securities of issuers in, or seek to track the performance of indices based on, Latin American markets). The Fund defines Latin American countries as countries in Central America (including Mexico) and South America, excluding the Caribbean islands. The Fund considers a company to be a Latin American company if (1) the company is organized under the laws of a country in Latin America or has its principal office in a country in Latin America; (2) at the time of investment the company derived a significant portion (i.e., 50% or more) of its total revenues during its most recently completed fiscal year from activities in one or more Latin American countries; or (3) the company's equity securities are traded principally on stock exchanges or over-the-counter markets in Latin America. Latin American countries are generally considered to be developing or emerging market countries.

The Fund may invest up to 20% of its assets in countries other than Latin American countries. Although the Fund normally allocates its investments across different countries, the Fund may concentrate its investments in certain countries, which may change from time to time.

The Fund’s portfolio will be comprised of a mix of: equity securities, including common stocks, preferred stocks, convertible securities, and depository receipts without regard to the market capitalization of the issuer (i.e., large-cap, mid-cap, small-cap, and micro-cap companies); fixed income securities with remaining maturities of up to ten years, including investment grade and high-yield (or “junk”) corporate bonds, and foreign sovereign and foreign agency debt; money market instruments; exchange-traded funds (“ETFs”) that trade on U.S. and other exchanges and seek to track the performance of securities indices for the markets, sectors, and industries in which the Fund may invest directly; shares of other investment funds (to the extent permitted by applicable law); and other investments, like CDs and fixed-income linked structured notes, that the Advisor believes are likely to help the Fund achieve its investment objective.  The Fund will not invest in junk bonds rated below B- by any of the credit rating agencies.  The Fund may also invest in derivatives such as options (puts, calls and index options) to amplify returns and to manage risk. A portion of the Fund’s portfolio may at times be invested in securities of issuers located in Latin America that are not traded on any exchange or in any other established secondary trading market (“unlisted securities”), to the extent permitted by applicable law (including requirements applicable to investments in illiquid securities).  The Fund’s advisor expects the average portfolio maturity of the Fund’s fixed income portfolio to be approximately five years.

From time to time, the Fund may engage in short sales and leverage.

The Fund may have a high degree of turnover in its investment portfolio, which may increase its costs and adversely affect the Fund’s performance.

Principal Risks

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause you to lose part or all of your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Market Risk of Equity Securities.  By investing in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.  In addition, the Fund’s equity investments may underperform particular sectors of a given market or the equity market as a whole. The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund’s portfolio.

Market Risk of Fixed Income Securities.  The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer.  Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities. The Fund’s debt security investments may underperform particular sectors of the debt market or the debt market as a whole.

Foreign Investment Risk.  Foreign investment risks include foreign security risk, foreign currency risk and foreign sovereign risk.  The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments.  Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.  Foreign securities include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

Foreign Sovereign Risk.  Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems.

Emerging Market Risk.  Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries.  In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Latin America Risk.  Because the Fund’s investments will be focused in the Latin American region, the Fund's performance is expected to be closely tied to social, political, and economic conditions within this region and may be more volatile than the performance of funds that invest in more developed countries and regions or funds that focus their investments in more than one region. The Fund’s performance may be particularly sensitive to social, political and economic conditions in those countries in Latin America in which the Fund’s investments are concentrated.

Currency Risk.  The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Small-Cap and Mid-Cap and Micro-Cap Company Risk.  The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general.  In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.  Investments in micro-capitalization companies are subject to many of the same risks associated with investments in small-capitalization and mid-capitalization companies, although to a greater degree given their generally much smaller size.  Investment in small, mid-sized and micro-capitalization company stocks can be volatile and cause the value of the Fund’s investments to go up and down, sometimes abruptly or dramatically.

Large-Cap Company Risk.  Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Portfolio Turnover Risk.  Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance.  A high rate of portfolio turnover is 100% or more.

Preferred Stock Risk.  Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company.  The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock and changes in interest rates, typically declining in value if interest rates rise.

Credit Risk.  The Fund may be adversely affected if the issuers of securities that the Fund holds do not make their principal or interest payments on time, if an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines.

Interest Rate Risk.  Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities.  Like fixed income securities, preferred stock generally decreases in value if interest rates rise and increases in value if interest rates fall.  The Fund also will face interest rate risk if it invests in fixed income securities paying no current interest (such as zero coupon securities and principal-only securities), interest-only securities and fixed income securities paying non-cash interest in the form of other securities.

Liquidity Risk.  The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, it may only be able to sell those investments at a loss.  Illiquid assets may also be difficult to value.  This risk may be more pronounced for the Fund’s investments in developing or emerging market countries.

High Yield (“Junk”) Bond Risk.  High yield bonds are debt securities rated below investment grade (often called “junk bonds”). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Short Sales Risk.  In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise.  If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Fund replaces the security or other instrument borrowed to make the short sale, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase.

Derivative Investment Risk - Options.  The Fund’s use of options may involve other risks than those associated with investing directly in the underlying securities or currencies. Derivatives, such as options, involve risks of improper valuation and ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security or currency. The Fund will realize a gain or loss upon the expiration or closing of the option contract.  The risk in writing (selling) a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.  The risk in buying an option is that the Fund pays a premium whether or not the option is exercised.

Leveraging Risk.  Certain Fund transactions, including taking short positions in financial instruments, may give rise to a form of leverage.  Economic leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile.  Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets.  The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Structured Note Risk.  Structured notes and other related instruments purchased by the Fund are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference measure”). Structured notes expose the Fund to the credit risk of the issuer of the structured product. Structured notes may be leveraged, increasing the volatility of each structured note’s value relative to the change in value of the reference measure. The value or interest rate of a structured note may increase or decrease if the value of the reference measure increases. Similarly, the value of a structured note may increase or decrease if the value of the reference measure decreases.  Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.

Unlisted/Restricted Securities Risk.  Unlisted (or restricted) securities are subject to legal restrictions on their sale. Difficulty in selling these securities may result in a loss, be costly to the Fund or otherwise adversely affect the Fund. Unlisted (or restricted) securities may also be difficult to value.

Convertible Securities Risk.  Convertible securities are securities that are convertible into or exchangeable for common or preferred stock. The value of convertible securities may be affected by changes in interest rates, the creditworthiness of their issuers, and the ability of those issuers to repay principal and to make interest payments.

Counterparty Risk.  The Fund will be subject to credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives transactions (like structured notes) entered into by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Other Investment Company Risk.  Investments in shares of other investment companies (including mutual funds and ETFs) will expose the Fund to the risks associated with the securities and other investments held by those other investment companies. In addition, the Fund’ ability to achieve its investment objective will depend, at least in part, upon the ability of any underlying funds to achieve their investment objectives.

ETF Risk.  Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values.  In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.  Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.  The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Management Risk.  The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. In addition, it is possible that political and social changes in the Latin America region could adversely affect the Fund’s advisor and its ability to manage the Fund.

PERFORMANCE HISTORY

The Fund was reorganized on October 31, 2014 from a series of Investment Managers Series Trust, a Delaware statutory trust (the “Predecessor Fund”), to a series of the World Funds Trust, a Delaware statutory trust (the “Reorganization”). The performance information shown below is based upon the average total returns of the Predecessor Fund. The performance information below is intended to serve as an illustration of the variability of the Fund’s return since the Fund is a continuation of the Predecessor Fund and has the same investment objective and investment strategies as that fund. While the Fund is a continuation of the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance during the same time period may have been different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year and by showing how the Predecessor Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares. If sales charges were included, the returns would be lower. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.theworldfundstrust.com or by calling toll-free 800-673-0550.

The year-to-date return as of June 30, 2014 was 5.19%.

During the periods shown in the bar chart, the Class A Shares' highest return for a calendar quarter was 16.01% (quarter ending March 31, 2012) and the Class A Shares' lowest return for a calendar quarter was (21.92%) (quarter ending September 30, 2011).

Average Annual Total Returns for the Period Ended December 31, 2013

The table below shows how average annual total returns of the Predecessor Fund’s Class A shares compared to those of the Predecessor Fund’s benchmark. The table also presents the impact of taxes on the Predecessor Fund’s Class A Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Strategic Latin America Fund Class A Shares	1 Year		Since Inception		Inception Date
Return After taxes on distributions	(18.52%)	[1]	(2.74%)	[1]	May 03, 2010
Return After Taxes on Distributions and Sale of Fund Shares	(9.47%)	[1]	(1.13%)	[1]	May 03, 2010
Return Before Taxes	(17.03%)	[1]	(1.05%)	[1]	May 03, 2010
Credit Suisse Latin America Corporate Bond Index (reflects no deduction for fees, expenses or taxes)	(3.90%)	[1]	6.25%	[1]	May 03, 2010
MSCI EM Latin America Corporate Bond Index (reflects no deduction for fees, expenses or taxes)	(14.19%)	[1]	(3.65%)	[1]	May 03, 2010
Custom Index (reflects no deduction for fees, expenses or taxes)	(7.48%)	[1],[2]	3.13%	[1],[2]	May 03, 2010
[1]	The Predecessor Fund commenced operations on May 3, 2010. The Fund has the same investment objective, strategies and policies as the Predecessor Fund.
[2]	The Custom Index is composed of a 65% weighting in the Credit Suisse Latin America Corporate Bond Index and a 35% weighting in the MSCI EM (Emerging Markets) Latin America IMI Index.